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[ING FUNDS LOGO]

May 3, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:   ING PARTNERS, INC. ("REGISTRANT")
      (FILE NOS. 333-32575 AND 811-8319)

Ladies and Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, ("1933 Act") this is to certify that the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 28 to the Registrant that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A.

   Please contact Kim Palmer at (480) 477-2674 or the undersigned at (480) 477-2649 if you have any additional questions or comments.

                                       Regards,

                                       /s/ Paul A. Caldarelli
                                       ----------------------
                                       Paul A. Caldarelli
                                       Counsel
                                       ING U.S. Legal Services

cc:  Reza Pishva
     Dechert LLP